CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income	$ 20,017	$ 18,021	$ 77,509
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	288,852	228,906	415,442
Disbursements for loans held for sale	(285,608)	(226,550)	(378,323)
Provision for loan losses	(2,714)	(3,136)	(3,988)
Deferred federal income tax expense (benefit)	8,997	8,918	(57,550)
Deferred loan fees	(1,234)	(753)	17
Depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearning deposits - time	4,553	3,014	(2,197)
Net gains on mortgage loans	(7,448)	(5,628)	(10,022)
Net gains on securities	(20)	(329)	(395)
Securities impairment recognized in earnings	0	9	26
Net (gains) losses on other real estate and repossessed assets	(180)	(500)	1,237
Vehicle service contract counterparty contingencies	119	199	4,837
Share based compensation	1,477	1,192	1,238
Net gain on branch sale	(1,193)	0	0
Gains on extinguishment of debt	0	(500)	0
(Increase) decrease in accrued income and other assets	(1,387)	(2,579)	7,747
Decrease in accrued expenses and other liabilities	(196)	(7,213)	(3,508)
Total Adjustments	4,018	(4,950)	(25,439)
Net Cash From Operating Activities	24,035	13,071	52,070
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	12,037	14,633	2,940
Proceeds from the maturity of securities available for sale	36,808	58,220	29,866
Principal payments received on securities available for sale	130,232	84,487	43,702
Purchases of securities available for sale	(234,693)	(224,946)	(332,060)
Purchases of interest bearing deposits - time	(4,595)	(2,401)	(20,260)
Proceeds from the maturity of interest bearing deposits - time	6,222	6,719	2,142
Redemption of Federal Home Loan Bank and Federal Reserve Bank stock	4,906	3,814	0
Purchase of Federal Reserve Bank stock	(458)	(314)	(2,581)
Net (increase) decrease in portfolio loans (loans originated, net of principal payments)	(74,343)	(37,195)	33,192
Purchase of portfolio loans	(32,872)	0	0
Net proceeds from the sale of watch, substandard and non-performing loans	0	0	6,721
Net cash from (paid for) branch sale	(7,229)	0	3,292
Proceeds from the collection of vehicle service contract counterparty receivables	1,092	385	6,751
Proceeds from the sale of other real estate and repossessed assets	6,179	18,471	13,546
Proceeds from the sale of property and equipment	555	309	52
Capital expenditures	(4,354)	(4,298)	(8,371)
Net Cash Used in Investing Activities	(160,513)	(82,116)	(221,068)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	170,314	39,496	105,269
Net increase (decrease) in other borrowings	(1)	(1)	4
Proceeds from Federal Home Loan Bank advances	100	100	100
Payments of Federal Home Loan Bank advances	(615)	(4,817)	(541)
Net decrease in vehicle service contract counterparty payables	(1,180)	(2,112)	(3,636)
Dividends paid	(5,896)	(4,129)	0
Proceeds from issuance of common stock	112	97	98,066
Repurchase of common stock	(13,498)	0	0
Share based compensation withholding obligations	(1,091)	0	(513)
Redemption of subordinated debt	0	(4,654)	(9,452)
Redemption of convertible preferred stock and common stock warrant	0	0	(81,000)
Net Cash From Financing Activities	148,245	23,980	108,297
Net Increase (Decrease) in Cash and Cash Equivalents	11,767	(45,065)	(60,701)
Cash and Cash Equivalents at Beginning of Year	74,016	119,081	179,782
Cash and Cash Equivalents at End of Year	85,783	74,016	119,081
Cash paid during the year for
Interest	5,769	7,365	15,914
Income taxes	295	216	43
Transfers to other real estate and repossessed assets	6,694	6,143	6,932
Transfer of payment plan receivables to vehicle service contract counterparty receivables	1,203	180	792
Purchase of securities available for sale and interest bearing deposits - time not yet settled	$ 0	$ 265	$ 4,146